Related-Party Transactions - Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supervisory Board
Transactions between the Company and related parties
Short term employee benefits	€ 288,000	€ 287,000	€ 247,000
Share-based payment	438,000	204,000	71,000
Total compensation	726,000	491,000	318,000
Mr. Dinko Valerio
Transactions between the Company and related parties
Short term employee benefits	36,000	36,000	36,000
Share-based payment	87,000	52,000	12,000
Total compensation	123,000	88,000	48,000
Mr. Henri Termeer
Transactions between the Company and related parties
Short term employee benefits	28,000	31,000	34,000
Share-based payment	160,000	51,000	11,000
Total compensation	188,000	82,000	45,000
Mr. Antoine Papiernik
Transactions between the Company and related parties
Short term employee benefits	76,000	78,000	73,000
Total compensation	76,000	78,000	73,000
Ms. Alison Lawton
Transactions between the Company and related parties
Short term employee benefits	31,000	31,000	31,000
Share-based payment	99,000	74,000	48,000
Total compensation	130,000	105,000	79,000
Mr. Paul Baart
Transactions between the Company and related parties
Short term employee benefits	84,000	82,000	73,000
Total compensation	84,000	82,000	73,000
Mr. James Shannon
Transactions between the Company and related parties
Short term employee benefits	33,000	29,000
Share-based payment	92,000	27,000
Total compensation	125,000	56,000
Key management personnel
Transactions between the Company and related parties
Short term employee benefits	2,700,000	1,795,000	1,653,000
Post-employment benefits	89,000	68,000	47,000
Share-based payment	2,307,000	1,175,000	720,000
Total compensation	5,096,000	3,038,000	2,420,000
Management Board
Transactions between the Company and related parties
Short term employee benefits	981,000	775,000	710,000
Post-employment benefits	23,000	20,000	20,000
Share-based payment	883,000	556,000	252,000
Total compensation	1,887,000	1,351,000	982,000
Mr. D.A. de Boer
Transactions between the Company and related parties
Short term employee benefits	570,000	429,000	397,000
Post-employment benefits	8,000	7,000	7,000
Share-based payment	622,000	391,000	164,000
Total compensation	1,200,000	827,000	568,000
Mr. R.K. Beukema
Transactions between the Company and related parties
Short term employee benefits	411,000	346,000	313,000
Post-employment benefits	15,000	13,000	13,000
Share-based payment	261,000	165,000	88,000
Total compensation	687,000	524,000	414,000
Senior Management
Transactions between the Company and related parties
Short term employee benefits	1,719,000	1,020,000	943,000
Post-employment benefits	66,000	48,000	27,000
Share-based payment	1,424,000	619,000	468,000
Total compensation	€ 3,209,000	€ 1,687,000	€ 1,438,000